Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Aspiration Funds
Entity Central Index Key	0001594854
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Feb. 01, 2022
Aspiration Redwood Fund | Aspiration Redwood Fund
Prospectus:
Trading Symbol	REDWX